INCENTIVE COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
UNIT BASED COMPENSATION
INCENTIVE COMPENSATION
Unit Based Compensation
Long-Term Incentive Plan
On November 7, 2012, and in connection with our initial public offering, we established the 2012 Long-Term Incentive Plan (“LTIP”), which provides incentive awards to eligible officers, employees and directors of our General Partner. Awards granted to employees under the LTIP vest over a three-year period in equal annual installments or in the event of a change in control of our General Partner in either a common unit or an amount of cash equal to the fair market value of a common unit at the time of vesting, as determined by management at its discretion. These awards also include distribution equivalent rights that grant the holder the right to receive an amount equal to the cash distributions on common units during the period the award remains outstanding.

The following table summarizes information regarding awards of units granted under the LTIP:

	Units	Weighted-Average Fair Value at Grant Date
Unvested - December 31, 2014	470,750	$20.45
Granted units	372,283	$13.80
Forfeited units	(17,514)	$20.69
Unvested - March 31, 2015	825,519	$18.15

For the three months ended March 31, 2015 and 2014, we granted awards under the LTIP with a grant date fair value of $5.1 million and $36 thousand, respectively, which we have classified as equity awards. As of March 31, 2015 and March 31, 2014, we had total unamortized compensation expense of $12.9 million and $3.2 million, respectively, related to unvested awards. Compensation expense associated with awards granted in the three months ended March 31, 2015 of 84,423 are expected to be recognized over a one-year vesting period, while the remaining awards are expected to be recognized over the three-year vesting period from each equity award’s grant date. As of March 31, 2015 and March 31, 2014, we had 545,515 and 1,525,121 units, respectively, available for issuance under the LTIP.

A grant of 84,423 units was made to the officers of our General Partner on March 10, 2015 that have a one-year vesting period rather than a three-year vesting period. These executive awards granted in March 2015 were not compensation earned for performance in 2014.

Unit Based Compensation Expense

The following table summarizes information regarding recognized compensation expense, which is included in general and administrative and operations and maintenance expense on our statements of operations (in thousands):

	Three Months Ended March 31,
	2015	2014
Unit-based compensation	$813	$529

Employee Savings Plan
We have employee savings plans under Sections 401(a) and 401(k) of the Internal Revenue Code of 1986, as amended, whereby employees of our General Partner may contribute a portion of their base compensation to the employee savings plan, subject to limits. We provide a matching contribution each payroll period equal to 100% of each employee’s contribution up to the lesser of 6% of the employee’s eligible compensation or $17,500 annually for the period. The following table summarizes information regarding contributions and the expense recognized for the matching contributions, which is included in general and administrative expense on our statements of operations (in thousands):

	Three Months Ended March 31,
	2015	2014
Matching contributions expensed for employee savings plan	$181	$356

2014 Incentive Plan
On August 4, 2014, our General Partner and Southcross GP Management Holdings, LLC, a Delaware limited liability company of which Holdings is the sole managing member (“GP Management”), adopted the Southcross Energy Partners GP, LLC and Southcross GP Management Holdings, LLC 2014 Equity Incentive Plan (the “2014 Incentive Plan”). Under the 2014 Incentive Plan, employees, consultants and directors of our General Partner and GP Management will be eligible to receive incentive compensation awards.
The 2014 Incentive Plan generally provides for the grant of awards, from time to time at the discretion of the board of directors of our General Partner (and, as applicable, the board of directors of the general partner of Holdings), of non-voting units in our General Partner to GP Management and then a corresponding grant or award of non-voting units of GP Management to the employee, consultant or director.
In connection with the adoption of the 2014 Incentive Plan, our General Partner amended and restated its limited liability company agreement and entered into its Second Amended and Restated Limited Liability Company Agreement which establishes a new class of non-voting units for issuance pursuant to the 2014 Incentive Plan and designates Southcross Holdings Borrower LP, a wholly owned subsidiary of Holdings as our General Partner’s managing member. As of March 31, 2015, no awards had been granted under this plan.

INCENTIVE COMPENSATION
Unit Based Compensation
Long-Term Incentive Plan
On November 7, 2012, and in connection with our IPO, we established the LTIP, which provides incentive awards to eligible officers, employees and directors of our General Partner. Awards granted to employees under the LTIP vest over a three year period in equal annual installments or in the event of a change in control of our General Partner in either a common unit or an amount of cash equal to the fair market value of a common unit at the time of vesting, as determined by management at its discretion. These awards also include distribution equivalent rights that grant the holder the right to receive an amount equal to the cash distributions on common units during the period the award remains outstanding.
The following table summarizes information regarding awards of units granted under the LTIP:

	Units	Weighted-Average Fair Value at Grant Date
Unvested - November 7, 2012	—	$—
Granted units	146,000	23.01
Forfeited units	(1,500)	23.01
Vested units	—	—
Unvested - December 31, 2012	144,500	$23.01
Granted units	112,179	21.96
Forfeited units	(20,700)	22.09
Units recaptured for tax withholdings	(13,034)	23.01
Vested units	(40,272)	22.30
Unvested - December 31, 2013	182,673	$22.55
Granted units	787,321	19.82
Forfeited units	(1,050)	23.01
Units recaptured for tax withholdings	(159,500)	17.06
Vested units	(338,694)	17.45
Unvested - December 31, 2014	470,750	$20.45

For the years ended December 31, 2014 and 2013, we granted awards under the LTIP, with a grant date fair value of $15.6 million and $2.5 million, respectively, which we have classified as equity awards. As of December 31, 2014 and 2013, we had total unamortized compensation expense of $9.1 million and $3.6 million, respectively, related to these units. The awards were expected to be amortized over the three-year vesting period from each equity award's grant date. The Holdings Transaction on August 4, 2014 resulted in a change of control of our General Partner and accelerated the vesting of all the LTIP awards and distribution equivalent rights outstanding on that date. As of December 31, 2014 and 2013, we had 900,284 and 1,527,055 units, respectively, available for issuance under the LTIP.
Unit Based Compensation Expense

The following table summarizes information regarding recognized compensation expense, which is included in general and administrative and operations and maintenance expense on our statements of operations (in thousands):

	Year Ended December 31,
	2014		2013	2012
Unit-based compensation	$10,074	(1)	$2,186	$630
____________________________________________________________________________
(1) This amount includes $7.2 million related to the accelerated vesting of the LTIP awards and $0.1 million related to the vesting of the Southcross Energy LLC equity equivalent units as a result of the change in control that took place on August 4, 2014.
Southcross Energy LLC Phantom Units
Southcross Energy LLC provided certain key non-officer employees with equity incentive units ("Phantom Units") in Southcross Energy LLC. The Phantom Units vest upon the occurrence of a change in control where more than 50% of the voting power of Southcross Energy LLC changes hands, or upon the occurrence of a liquidity event where, through the sale of some portion of its ownership, the majority owner of Southcross Energy LLC achieves or exceeds a targeted rate of return on its original investment. The changes in structure and ownership as a result of our IPO did not create a change of control event under the vesting terms of the Phantom Units. The number of Phantom Units earned and eligible for vesting increases over a period of years or through the achievement of certain rates of return by the majority owner of the Southcross Energy LLC or a combination thereof. As of December 31, 2014 and 2013, no fair value was attributable to the Phantom Units. No compensation expense associated with these units was recorded during the year ended December 31, 2014 and 2013. As of December 31, 2013, the number of authorized and issued Phantom Units was 10,832.
Southcross Energy LLC Equity Equivalent Units
On April 1, 2012, Southcross Energy LLC granted 15,000 equity equivalent units ("EEUs") to a member of management. Each individual EEU is equivalent in economic value to one Class A Common Unit of Southcross Energy LLC on a fully diluted basis. The EEUs had time and performance vesting over a three year term. In conjunction with the closing of the Holdings Transaction, the 15,000 outstanding EEUs subject to change of control provisions vested on August 4, 2014. The Partnership recognized $0.1 million in general and administrative expenses in the statements of operations for the year ended December 31, 2014 in connection with the accelerated vesting of the EEUs. Compensation expense for the EEUs recognized in general and administrative expenses on the statements of operation was $0.6 million and $0.4 million for the year ended December 31, 2013 and 2012, respectively.
Employee Savings Plan
We have employee savings plans under Sections 401(a) and 401(k) of the Internal Revenue Code, as amended, whereby employees of our General Partner may contribute a portion of their base compensation to the employee savings plan, subject to limits. We provide a matching contribution each payroll period equal to 100% of the employee's contribution up to the lesser of 6% of the employee's eligible compensation or $17,500 annually for the period. The following table summarizes information regarding contributions and the expense recognized for the matching contributions, which is included in general and administrative expense on our statements of operations (in thousands):

	Year Ended December 31,
	2014	2013	2012
Matching contributions expensed for employee savings plan	$927	$628	$512

2014 Incentive Plan

On August 4, 2014, our General Partner and Southcross GP Management Holdings, LLC, a newly formed entity of which Holdings is the sole managing member (“GP Management”), adopted the Southcross Energy Partners GP, LLC and Southcross GP Management Holdings, LLC 2014 Equity Incentive Plan (the “2014 Incentive Plan”). Under the 2014 Incentive Plan, employees, consultants and directors of our General Partner and GP Management will be eligible to receive incentive compensation awards.

The 2014 Incentive Plan generally provides for the grant of awards, from time to time at the discretion of the board of directors of our General Partner (and, as applicable, the board of directors of the general partner of Holdings), of non-voting units in our General Partner to GP Management and then a corresponding grant or award of non-voting units of GP Management to the employee, consultant or director.

In connection with the adoption of the 2014 Incentive Plan, our General Partner amended and restated its limited liability company agreement and entered into its Second Amended and Restated Limited Liability Company Agreement which establishes a new class of non-voting units for issuance pursuant to the 2014 Incentive Plan and designates Holdings as our General Partner’s managing member. As of December 31, 2014, no awards had been granted under this plan.